SCHEDULE OF BASIC AND DILUTED EARNING (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss)	$ (10,367)	$ 4,775	$ (13,817)	$ (39,991)
Weighted average number of common shares-basic	60,260,282	45,104,515	52,786,481	38,565,307
Net (Loss) Income per share, basic	$ (0.17)	$ 0.11	$ (0.26)	$ (1.04)
Dilutive effect related to stock options and warrants		3,351,481
Weighted average diluted shares outstanding	60,260,282	48,455,996	52,786,481	38,565,307
Net (Loss) Income per share, diluted	$ (0.17)	$ 0.10	$ (0.26)	$ (1.04)